Fair Value Measurement - Additional Information (Details) - EUR (€)	1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [abstract]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets			€ 0	€ 0	€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets			0	0	0
Transfers into Level 3 of fair value hierarchy, assets			0	0
Transfers out of Level 3 of fair value hierarchy, assets			0	0
Increase in noncurrent secured notes related to senior secured convertible promissory note			3,182,000
Accrued interest percentage	6.00%	5.00%
Transfers into Level 3 of fair value hierarchy, liabilities			0	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities			€ 0	€ 0	€ 0